Income Tax - Major Components of Income Tax Expense (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2020 TWD ($)
Current tax
Current tax expenses recognized for the year	$ 8,863		$ 8,490	$ 8,172
Income tax on unappropriated earnings	137		181	8
Income tax adjustments on prior years	(141)		(150)	(22)
Others	7		7	19
Current tax	8,866		8,528	8,177
Deferred tax
Deferred tax expense (benefits) recognized for the year	318		489	(81)
Income tax adjustments on prior years	151		3	26
Deferred tax	469		492	(55)
Income tax recognized in profit or loss	$ 9,335	$ 304	$ 9,020	$ 8,122